UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03466

Fidelity Hanover Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

Fidelity® Emerging Markets Debt
Central Fund

Semiannual Report

June 30, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

EMC-SANN-0814
1.926208.103

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Actual	.0099%	$ 1,000.00	$ 1,083.10	$ .05
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .05

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	12.2	8.8
Mexico	9.2	7.6
Indonesia	7.2	6.4
Argentina	6.5	5.5
Turkey	5.9	5.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuelan Republic	7.3	4.3
Russian Federation	5.5	5.2
Petroleos de Venezuela SA	4.9	4.5
Indonesian Republic	4.7	4.2
Turkish Republic	4.7	5.0
	27.1
Asset Allocation (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
Corporate Bonds 37.0%	Corporate Bonds 35.2%
Government Obligations 54.9%	Government Obligations 53.6%
Supranational Obligations 0.4%	Supranational Obligations 0.0%
Stocks 0.0%	Stocks 0.0%
Preferred Securities 0.9%	Preferred Securities 1.2%
Other Investments 0.5%	Other Investments 0.9%
Short-Term Investments and Net Other Assets (Liabilities) 6.3%	Short-Term Investments and Net Other Assets (Liabilities) 9.1%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.0%
		Principal Amount (d)	Value
Argentina - 2.7%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		$ 543,520	$ 570,696
Banco de Galicia y Buenos Aires SA 16% 1/1/19(Reg. S)		129,000	135,450
City of Buenos Aires 9.95% 3/1/17 (f)		500,000	506,750
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		215,000	165,550
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		35,000	37,510
Pan American Energy LLC 7.875% 5/7/21 (f)		200,000	209,000
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		765,341	780,648
YPF SA:
8.75% 4/4/24 (f)		230,000	240,327
8.875% 12/19/18 (f)		740,000	780,700
TOTAL ARGENTINA			3,426,631
Bailiwick of Jersey - 0.5%
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		650,000	643,500
Bangladesh - 0.3%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		400,000	424,000
Bermuda - 0.1%
Digicel Group Ltd. 8.25% 9/1/17 (f)		70,000	72,016
Brazil - 0.4%
Banco Daycoval SA 5.75% 3/19/19 (f)		150,000	156,450
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		200,000	213,500
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		175,000	185,063
TOTAL BRAZIL			555,013
British Virgin Islands - 1.0%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	1,350,000	577,393
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		600,000	552,000
Magnesita Finance Ltd. 8.625% (f)(g)		200,000	198,000
TOTAL BRITISH VIRGIN ISLANDS			1,327,393
Canada - 0.6%
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (f)		115,000	119,888
7.25% 12/12/21 (f)		545,000	604,950
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		420,000	0
TOTAL CANADA			724,838
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Cayman Islands - 2.0%
Comcel Trust 6.875% 2/6/24 (f)		$ 120,000	$ 129,600
KWG Property Holding Ltd. 12.5% 8/18/17 (f)		200,000	214,000
Odebrecht Finance Ltd. 7.5% (f)(g)		850,000	876,563
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		430,000	448,159
6.875% 1/20/40		520,000	544,700
8.375% 12/10/18		305,000	362,198
TOTAL CAYMAN ISLANDS			2,575,220
El Salvador - 0.2%
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		249,000	261,774
Georgia - 0.8%
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		400,000	428,000
7.75% 7/5/17 (Reg. S)		200,000	214,000
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		200,000	211,160
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	224,000
TOTAL GEORGIA			1,077,160
Guatemala - 0.2%
Cementos Progreso Trust 7.125% 11/6/23 (f)		200,000	216,000
Indonesia - 2.5%
Perusahaan Penerbit SBSN 6.125% 3/15/19 (f)		200,000	222,250
PT Adaro Indonesia 7.625% 10/22/19 (f)		625,000	656,250
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		400,000	410,560
PT Pertamina Persero:
4.3% 5/20/23 (f)		200,000	189,130
4.875% 5/3/22 (f)		400,000	397,000
5.25% 5/23/21 (f)		235,000	242,050
5.625% 5/20/43 (f)		200,000	179,500
5.625% 5/20/43 (Reg. S)		400,000	359,000
6% 5/3/42 (f)		200,000	187,000
6.5% 5/27/41 (f)		400,000	399,000
TOTAL INDONESIA			3,241,740
Ireland - 1.8%
MTS International Funding Ltd. 8.625% 6/22/20 (f)		775,000	916,748
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Ireland - continued
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		$ 1,120,000	$ 1,223,600
Vnesheconombank Via VEB Finance PLC 6.902% 7/9/20 (f)		165,000	179,446
TOTAL IRELAND			2,319,794
Kazakhstan - 1.5%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		200,000	189,780
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		200,000	193,480
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		200,000	222,700
7% 5/5/20 (f)		275,000	312,813
9.125% 7/2/18 (f)		175,000	210,849
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		200,000	196,100
5.75% 4/30/43 (f)		200,000	192,000
Zhaikmunai International BV 7.125% 11/13/19 (f)		330,000	358,875
TOTAL KAZAKHSTAN			1,876,597
Korea (South) - 0.1%
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	7,100,000	116,052
Luxembourg - 2.8%
Alrosa Finance SA 7.75% 11/3/20 (f)		600,000	663,780
Aquarius Investments Luxemburg 8.25% 2/18/16		200,000	206,500
EVRAZ Group SA:
6.5% 4/22/20 (f)		200,000	186,500
8.25% 11/10/15 (f)		600,000	626,580
9.5% 4/24/18 (Reg. S)		450,000	484,313
RSHB Capital SA 6% 6/3/21 (f)(h)		200,000	201,000
SB Capital SA 5.5% 2/26/24 (f)(h)		400,000	389,000
TMK Capital SA 7.75% 1/27/18		800,000	830,000
TOTAL LUXEMBOURG			3,587,673
Mexico - 6.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	4,500,000	343,957
Comision Federal de Electricid 5.75% 2/14/42 (f)		200,000	212,500
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		200,000	216,000
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		450,000	455,625
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		200,000	213,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Mexico - continued
Pemex Project Funding Master Trust:
6.625% 6/15/35		$ 780,000	$ 918,450
6.625% 6/15/38		25,000	29,250
Petroleos Mexicanos:
3.5% 1/30/23		380,000	371,070
4.875% 1/24/22		260,000	281,268
4.875% 1/18/24		180,000	193,050
4.875% 1/18/24 (f)		10,000	10,725
5.5% 1/21/21		435,000	488,288
5.5% 6/27/44		490,000	510,090
6% 3/5/20		225,000	257,400
6.375% 1/23/45 (f)		650,000	754,813
6.5% 6/2/41		795,000	924,188
6.625% (f)(g)		1,380,000	1,431,750
8% 5/3/19		90,000	111,510
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		200,000	203,500
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		600,000	639,000
TOTAL MEXICO			8,565,934
Netherlands - 3.6%
DTEK Finance BV 9.5% 4/28/15 (Reg. S)		410,000	386,425
GTB Finance BV 6% 11/8/18 (f)		800,000	796,000
HSBK BV:
7.25% 5/3/17 (f)		200,000	215,760
7.25% 5/3/17 (Reg. S)		100,000	107,880
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		200,000	216,760
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		325,000	350,188
Majapahit Holding BV 7.75% 1/20/20 (f)		120,000	140,400
Metinvest BV 10.25% 5/20/15 (f)		825,000	794,063
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		200,000	202,000
Nord Gold NV 6.375% 5/7/18 (f)		600,000	593,250
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		430,000	449,350
Petrobras Global Finance BV 2.3665% 1/15/19 (h)		435,000	432,825
TOTAL NETHERLANDS			4,684,901
Nigeria - 0.3%
FBN Finance Co. BV 8.25% 8/7/20 (f)(h)		200,000	207,500
Zenith Bank PLC 6.25% 4/22/19 (f)		200,000	199,260
TOTAL NIGERIA			406,760
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Paraguay - 0.4%
BBVA Paraguay SA 9.75% 2/11/16 (f)		$ 225,000	$ 241,875
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		200,000	215,250
TOTAL PARAGUAY			457,125
Philippines - 0.5%
Development Bank of Philippines 8.375% (g)(h)		485,000	518,604
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		100,000	128,500
TOTAL PHILIPPINES			647,104
Turkey - 1.2%
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		400,000	410,360
6.25% 4/30/19 (f)		520,000	536,952
Yapi ve Kredi Bankasi A/S:
5.25% 12/3/18 (f)		200,000	204,760
6.75% 2/8/17 (f)		400,000	428,000
TOTAL TURKEY			1,580,072
Ukraine - 0.2%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		320,000	313,600
United Kingdom - 1.3%
Afren PLC:
6.625% 12/9/20 (f)		200,000	206,500
10.25% 4/8/19 (Reg. S)		200,000	226,750
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		925,000	864,875
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		400,000	385,000
TOTAL UNITED KINGDOM			1,683,125
United States of America - 0.5%
Southern Copper Corp.:
6.75% 4/16/40		175,000	190,279
7.5% 7/27/35		350,000	407,444
TOTAL UNITED STATES OF AMERICA			597,723
Venezuela - 4.9%
Petroleos de Venezuela SA:
4.9% 10/28/14		865,000	863,184
6% 11/15/26 (f)		440,000	283,800
8.5% 11/2/17 (f)		3,330,000	3,114,528
8.5% 11/2/17 (Reg. S)		240,000	224,472
9% 11/17/21 (Reg. S)		240,000	203,976
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
9.75% 5/17/35 (f)		$ 1,170,000	$ 958,230
12.75% 2/17/22 (f)		715,000	723,044
TOTAL VENEZUELA			6,371,234
TOTAL NONCONVERTIBLE BONDS (Cost $45,965,165)			47,752,979
Government Obligations - 54.9%

Argentina - 3.8%
Argentine Republic:
7% 10/3/15		2,200,000	2,088,900
7% 4/17/17		1,705,000	1,567,274
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		500,000	477,500
City of Buenos Aires 12.5% 4/6/15 (f)		125,000	127,188
Provincia de Cordoba 12.375% 8/17/17 (f)		350,000	336,875
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		255,000	251,813
TOTAL ARGENTINA			4,849,550
Armenia - 0.5%
Republic of Armenia 6% 9/30/20 (f)		600,000	633,000
Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (f)		200,000	195,200
Azerbaijan - 0.3%
Azerbaijan Republic 4.75% 3/18/24 (f)		200,000	206,000
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		200,000	199,000
TOTAL AZERBAIJAN			405,000
Barbados - 0.0%
Barbados Government 7% 8/4/22 (f)		70,000	63,525
Belarus - 1.0%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		1,060,000	1,090,528
8.95% 1/26/18		175,000	189,000
TOTAL BELARUS			1,279,528
Government Obligations - continued
		Principal Amount (d)	Value
Bolivia - 0.5%
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		$ 200,000	$ 200,600
5.95% 8/22/23 (f)		400,000	422,000
TOTAL BOLIVIA			622,600
Brazil - 3.0%
Brazilian Federative Republic:
4.25% 1/7/25		200,000	202,700
5.625% 1/7/41		990,000	1,064,250
7.125% 1/20/37		840,000	1,062,600
8.25% 1/20/34		685,000	948,725
12.25% 3/6/30		320,000	592,000
TOTAL BRAZIL			3,870,275
Colombia - 1.5%
Colombian Republic:
5.625% 2/26/44		200,000	224,000
6.125% 1/18/41		215,000	257,463
7.375% 9/18/37		375,000	510,000
10.375% 1/28/33		575,000	908,500
TOTAL COLOMBIA			1,899,963
Congo - 0.5%
Congo Republic 3.5% 6/30/29 (e)		734,251	666,803
Costa Rica - 0.4%
Costa Rican Republic:
4.25% 1/26/23 (f)		200,000	192,000
4.375% 4/30/25 (f)		200,000	186,800
7% 4/4/44 (f)		200,000	208,000
TOTAL COSTA RICA			586,800
Croatia - 1.6%
Croatia Republic:
5.5% 4/4/23 (f)		400,000	415,500
6% 1/26/24 (f)		400,000	429,000
6.25% 4/27/17 (f)		355,000	384,508
6.375% 3/24/21 (f)		250,000	274,688
6.625% 7/14/20 (f)		175,000	195,563
6.75% 11/5/19 (f)		300,000	336,375
TOTAL CROATIA			2,035,634
Government Obligations - continued
		Principal Amount (d)	Value
Dominican Republic - 1.3%
Dominican Republic:
1.1344% 8/30/24 (h)		$ 500,000	$ 435,000
5.875% 4/18/24 (f)		150,000	156,525
7.45% 4/30/44 (f)		455,000	487,168
7.5% 5/6/21 (f)		425,000	485,138
9.04% 1/23/18 (f)		118,042	130,259
TOTAL DOMINICAN REPUBLIC			1,694,090
El Salvador - 0.3%
El Salvador Republic:
7.65% 6/15/35 (Reg. S)		275,000	297,413
8.25% 4/10/32 (Reg. S)		100,000	113,750
TOTAL EL SALVADOR			411,163
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (f)		200,000	226,500
Hungary - 1.1%
Hungarian Republic:
4.125% 2/19/18		368,000	383,640
5.375% 3/25/24		116,000	124,120
5.75% 11/22/23		291,000	320,828
7.625% 3/29/41		502,000	642,871
TOTAL HUNGARY			1,471,459
Indonesia - 4.2%
Indonesian Republic:
3.375% 4/15/23 (f)		200,000	185,500
4.875% 5/5/21 (f)		500,000	525,000
5.25% 1/17/42 (f)		200,000	190,000
5.375% 10/17/23		200,000	212,250
5.875% 3/13/20 (f)		400,000	444,000
6.625% 2/17/37 (f)		375,000	416,250
6.75% 1/15/44 (f)		400,000	460,000
6.875% 1/17/18 (f)		250,000	285,938
7.75% 1/17/38 (f)		855,000	1,065,544
8.5% 10/12/35 (Reg. S)		775,000	1,026,875
11.625% 3/4/19 (f)		450,000	613,463
TOTAL INDONESIA			5,424,820
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		800,000	720,000
Government Obligations - continued
		Principal Amount (d)	Value
Ivory Coast - 0.5%
Ivory Coast 7.7743% 12/31/32 (e)		$ 650,000	$ 629,688
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		200,000	201,000
Lebanon - 1.3%
Lebanese Republic:
4% 12/31/17		553,000	551,618
4.75% 11/2/16		155,000	156,783
5.15% 11/12/18		250,000	251,250
5.45% 11/28/19		440,000	441,100
6.375% 3/9/20		230,000	240,925
TOTAL LEBANON			1,641,676
Lithuania - 0.4%
Lithuanian Republic:
6.125% 3/9/21 (f)		270,000	315,468
6.625% 2/1/22 (f)		200,000	241,750
TOTAL LITHUANIA			557,218
Mexico - 2.6%
United Mexican States:
4.75% 3/8/44		824,000	840,480
5.55% 1/21/45		115,000	130,813
6.05% 1/11/40		876,000	1,061,712
6.75% 9/27/34		595,000	770,525
7.5% 4/8/33		230,000	317,400
8.3% 8/15/31		190,000	278,635
TOTAL MEXICO			3,399,565
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (f)		200,000	200,250
Namibia - 0.2%
Republic of Namibia 5.5% 11/3/21 (f)		200,000	214,246
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	272,550
Nigeria - 0.2%
Central Bank of Nigeria warrants 11/15/20 (a)		250	42,006
Republic of Nigeria 6.75% 1/28/21 (f)		150,000	165,563
TOTAL NIGERIA			207,569
Government Obligations - continued
		Principal Amount (d)	Value
Pakistan - 1.4%
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		$ 675,000	$ 695,250
7.25% 4/15/19 (f)		840,000	858,900
8.25% 4/15/24 (f)		200,000	206,250
TOTAL PAKISTAN			1,760,400
Panama - 0.4%
Panamanian Republic:
6.7% 1/26/36		110,000	135,685
8.875% 9/30/27		100,000	143,000
9.375% 4/1/29		170,000	252,960
TOTAL PANAMA			531,645
Peru - 0.9%
Peruvian Republic:
4% 3/7/27 (e)		380,000	380,000
8.75% 11/21/33		520,000	791,440
TOTAL PERU			1,171,440
Philippines - 1.5%
Philippine Republic:
7.75% 1/14/31		420,000	580,125
9.5% 2/2/30		450,000	703,688
10.625% 3/16/25		395,000	619,656
TOTAL PHILIPPINES			1,903,469
Romania - 0.8%
Romanian Republic:
4.375% 8/22/23 (f)		208,000	213,158
6.125% 1/22/44 (f)		228,000	259,088
6.75% 2/7/22 (f)		494,000	589,713
TOTAL ROMANIA			1,061,959
Russia - 5.5%
Russian Federation:
4.5% 4/4/22 (f)		200,000	204,500
4.875% 9/16/23 (f)		600,000	619,500
5.875% 9/16/43 (f)		800,000	854,000
7.5% 3/31/30 (Reg. S)		2,582,450	2,990,839
12.75% 6/24/28 (Reg. S)		1,430,000	2,476,045
TOTAL RUSSIA			7,144,884
Government Obligations - continued
		Principal Amount (d)	Value
Serbia - 1.0%
Republic of Serbia:
5.25% 11/21/17 (f)		$ 400,000	$ 417,000
5.875% 12/3/18 (f)		200,000	212,750
6.75% 11/1/24 (f)		333,424	337,258
6.75% 11/1/24 (Reg. S)		90,115	91,151
7.25% 9/28/21 (f)		200,000	228,000
TOTAL SERBIA			1,286,159
South Africa - 0.2%
South African Republic 5.875% 9/16/25		200,000	222,300
Sri Lanka - 1.3%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (f)		200,000	203,250
5.875% 7/25/22 (f)		400,000	411,500
6% 1/14/19 (f)		200,000	210,500
6.25% 10/4/20 (f)		500,000	531,725
6.25% 7/27/21 (f)		250,000	263,750
7.4% 1/22/15 (f)		125,000	128,625
TOTAL SRI LANKA			1,749,350
Tanzania - 0.2%
United Republic of Tanzania 6.332% 3/9/20 (h)		200,000	213,000
Turkey - 4.7%
Turkish Republic:
5.125% 3/25/22		220,000	232,430
5.625% 3/30/21		425,000	463,250
6.25% 9/26/22		405,000	456,354
6.75% 4/3/18		450,000	508,050
6.75% 5/30/40		400,000	466,720
6.875% 3/17/36		545,000	641,738
7% 3/11/19		300,000	345,300
7.25% 3/5/38		445,000	549,575
7.375% 2/5/25		750,000	911,250
7.5% 11/7/19		630,000	746,865
8% 2/14/34		140,000	184,114
11.875% 1/15/30		315,000	538,902
TOTAL TURKEY			6,044,548
Ukraine - 0.7%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		200,000	189,000
Government Obligations - continued
		Principal Amount (d)	Value
Ukraine - continued
Ukraine Government:
7.75% 9/23/20 (f)		$ 175,000	$ 166,950
9.25% 7/24/17 (f)		600,000	607,500
TOTAL UKRAINE			963,450
United States of America - 0.5%
U.S. Treasury Bonds 3.625% 8/15/43		609,000	641,924
Uruguay - 0.7%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		650,000	883,999
Venezuela - 7.3%
Venezuelan Republic:
oil recovery rights 4/15/20 (a)		5,800	127,600
5.75% 2/26/16 (Reg S.)		1,960,000	1,856,120
6% 12/9/20		330,000	253,275
7% 3/31/38		175,000	122,938
8.5% 10/8/14		1,450,000	1,453,625
9% 5/7/23 (Reg. S)		1,290,000	1,102,950
9.25% 9/15/27		380,000	326,800
9.25% 5/7/28 (Reg. S)		420,000	352,800
9.375% 1/13/34		375,000	315,938
11.75% 10/21/26 (Reg. S)		665,000	651,035
11.95% 8/5/31 (Reg. S)		1,410,000	1,381,800
12.75% 8/23/22		1,115,000	1,145,663
13.625% 8/15/18		355,000	383,400
TOTAL VENEZUELA			9,473,944
Vietnam - 1.0%
Vietnamese Socialist Republic:
1.1875% 3/12/16 (h)		147,826	130,087
4% 3/12/28 (e)		1,045,000	950,950
6.875% 1/15/16 (f)		175,000	187,250
TOTAL VIETNAM			1,268,287
Zambia - 0.1%
Republic of Zambia 5.375% 9/20/22 (f)		200,000	188,260
TOTAL GOVERNMENT OBLIGATIONS (Cost $67,546,372)			70,888,690
Supranational Obligations - 0.4%
		Principal Amount (d)	Value
European Bank for Reconstruction & Development 6.2% 6/27/15	INR	10,700,000	$ 177,514
Inter-American Development Bank 4.75% 10/25/15(Reg. S)	INR	11,000,000	178,443
International Finance Corp. 7.75% 12/3/16	INR	7,000,000	117,689
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $479,640)			473,646
Sovereign Loan Participations - 0.5%

Indonesia - 0.5%
Indonesian Republic loan participation:
Goldman Sachs 1.1875% 12/14/19 (h)		$ 541,667	525,417
Mizuho 1.1875% 12/14/19 (h)		151,293	146,754
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $665,530)			672,171
Preferred Securities - 0.9%

Brazil - 0.4%
Cosan Overseas Ltd. 8.25% (g)		160,000	168,685
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)		300,000	317,584
TOTAL BRAZIL			486,269
Cayman Islands - 0.4%
CSN Islands XII Corp. 7% (Reg. S) (g)		550,000	520,587
India - 0.1%
Reliance Industries Ltd. 5.875% (f)(g)		200,000	200,739
TOTAL PREFERRED SECURITIES (Cost $1,223,929)			1,207,595
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $6,208,839)	6,208,839	$ 6,208,839
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $122,089,475)		127,203,920
NET OTHER ASSETS (LIABILITIES) - 1.5%		1,891,190
NET ASSETS - 100%		$ 129,095,110
Currency Abbreviations
BRL	-	Brazilian real
INR	-	Indian rupee
MXN	-	Mexican peso
Legend
(a) Quantity represents share amount.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,706,473 or 41.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,120
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 47,752,979	$ -	$ 47,752,979	$ -
Government Obligations	70,888,690	-	70,508,690	380,000
Supranational Obligations	473,646	-	473,646	-
Sovereign Loan Participations	672,171	-	-	672,171
Preferred Securities	1,207,595	-	1,207,595	-
Money Market Funds	6,208,839	6,208,839	-	-
Total Investments in Securities:	$ 127,203,920	$ 6,208,839	$ 119,942,910	$ 1,052,171
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,044,530
Net Realized Gain (Loss) on Investment Securities	708
Net Unrealized Gain (Loss) on Investment Securities	20,671
Cost of Purchases	-
Proceeds of Sales	(17,890)
Amortization/Accretion	4,152
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,052,771
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ 20,671

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.5%
AAA,AA,A	8.2%
BBB	32.7%
BB	15.8%
B	13.2%
CCC,CC,C	15.4%
Not Rated	7.7%
Other Investments	0.2%
Short-Term Investments and Net Other Assets	6.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $115,880,636)	$ 120,995,081
Fidelity Central Funds (cost $6,208,839)	6,208,839
Total Investments (cost $122,089,475)		$ 127,203,920
Cash		342,069
Receivable for investments sold		292,440
Receivable for fund shares sold		17,227
Interest receivable		2,127,502
Distributions receivable from Fidelity Central Funds		730
Total assets		129,983,888

Liabilities
Payable for investments purchased	$ 827,314
Payable for fund shares redeemed	58,140
Other payables and accrued expenses	3,324
Total liabilities		888,778

Net Assets		$ 129,095,110
Net Assets consist of:
Paid in capital		$ 123,239,379
Undistributed net investment income		1,128,732
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(387,966)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,114,965
Net Assets, for 12,350,387 shares outstanding		$ 129,095,110
Net Asset Value, offering price and redemption price per share ($129,095,110 ÷ 12,350,387 shares)		$ 10.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 40,475
Interest		3,121,830
Income from Fidelity Central Funds		4,120
Total income		3,166,425

Expenses
Custodian fees and expenses	$ 4,673
Independent trustees' compensation	173
Total expenses before reductions	4,846
Expense reductions	(235)	4,611
Net investment income (loss)		3,161,814
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(228,934)
Foreign currency transactions	1,274
Total net realized gain (loss)		(227,660)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,069,667
Assets and liabilities in foreign currencies	2,888
Total change in net unrealized appreciation (depreciation)		5,072,555
Net gain (loss)		4,844,895
Net increase (decrease) in net assets resulting from operations		$ 8,006,709

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,161,814	$ 6,047,544
Net realized gain (loss)	(227,660)	1,539,348
Change in net unrealized appreciation (depreciation)	5,072,555	(11,248,978)
Net increase (decrease) in net assets resulting from operations	8,006,709	(3,662,086)
Distributions to shareholders from net investment income	(2,814,682)	(5,543,690)
Distributions to shareholders from net realized gain	-	(2,073,847)
Total distributions	(2,814,682)	(7,617,537)
Share transactions Proceeds from sales of shares	46,151,352	6,448,806
Reinvestment of distributions	2,790,898	7,611,575
Cost of shares redeemed	(1,278,884)	(40,741,364)
Net increase (decrease) in net assets resulting from share transactions	47,663,366	(26,680,983)
Total increase (decrease) in net assets	52,855,393	(37,960,606)

Net Assets
Beginning of period	76,239,717	114,200,323
End of period (including undistributed net investment income of $1,128,732 and undistributed net investment income of $781,600, respectively)	$ 129,095,110	$ 76,239,717
Other Information Shares
Sold	4,534,853	605,655
Issued in reinvestment of distributions	274,146	730,537
Redeemed	(126,357)	(3,857,916)
Net increase (decrease)	4,682,642	(2,521,724)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 11.21	$ 9.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.336	.711	.743	.526
Net realized and unrealized gain (loss)	.477	(1.070)	1.287	(.017)
Total from investment operations	.813	(.359)	2.030	.509
Distributions from net investment income	(.303)	(.650)	(.680)	(.489)
Distributions from net realized gain	-	(.261)	(.120)	(.040)
Total distributions	(.303)	(.911)	(.800)	(.529)
Net asset value, end of period	$ 10.45	$ 9.94	$ 11.21	$ 9.98
Total ReturnB, C	8.31%	(3.22)%	20.99%	5.18%
Ratios to Average Net AssetsE, H
Expenses before reductions	.01%A	.02%	.01%	.02%A
Expenses net of fee waivers, if any	.01%A	.01%	.01%	.02%A
Expenses net of all reductions	.01%A	.01%	.01%	.02%A
Net investment income (loss)	6.71%A	6.69%	6.99%	6.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,095	$ 76,240	$ 114,200	$ 111,537
Portfolio turnover rateF	29%A	35%	49%	55%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 17, 2011 (commencement of operations) to December 31, 2011.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Debt Central Fund (the Fund) is a non-diversified fund of Fidelity Hanover Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,529,831
Gross unrealized depreciation	(524,959)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,004,872

Tax cost	$ 121,199,048

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities - continued

Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $56,409,632 and $12,206,419, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc.( the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

6. Expense Reductions.

The investment adviser has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $173.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $62.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hanover Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2014